Derivative financial instruments - Changes in fair value (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Changes in fair value
Inventory	$ 504
Cost of sales	(9,631)
Net revenue	4,791
Other income and expenses, net	(833)
Net financial results	1,024
Other comprehensive income	1,332
Realized gain (loss)	(3,536)
Hedging programs for mismatches of quotational periods
Changes in fair value
Inventory	504
Cost of sales	(9,631)
Net revenue	4,791
Other income and expenses, net	(231)
Other comprehensive income	1,332
Realized gain (loss)	(3,079)
Hedging programs for sales of zinc at fixed price
Changes in fair value
Other income and expenses, net	(602)
Realized gain (loss)	(417)
Hedging programs for inflation risk USD
Changes in fair value
Net financial results	(1,413)
Hedging programs for inflation risk BRL
Changes in fair value
Net financial results	1,443
Realized gain (loss)	(40)
Hedging programs for foreign exchange risk
Changes in fair value
Net financial results	$ 994